Summary of Selected Quarterly Financial Data (Unaudited) (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Data [Abstract]
Revenue	$ 48,610	$ 46,473		$ 45,531		$ 36,048		$ 31,166		$ 35,977		$ 34,695		$ 34,943		$ 32,401		$ 87,589	$ 67,214	$ 159,218	$ 138,016	$ 107,727
Gross profit		17,040		16,313		10,015		8,976		14,465		16,287		12,078		10,232
Loss before income taxes and non-controlling interest	3,074	(838)		3,708		(1,974)		(3,137)		(1,711)		4,722		450		(1,693)		1,468	(5,111)	(2,241)	1,768	(6,265)
Net (loss) income attributable to Telos Corporation (1)(2)	$ 266	$ (3,480)	[1]	$ 2,233	[1],[2]	$ (1,741)	[1]	$ (3,413)	[1]	$ (3,680)	[1]	$ 4,113	[1],[3]	$ (87)	[1]	$ (1,986)	[1]	$ (1,978)	$ (5,154)	$ (6,401)	$ (1,640)	$ (5,833)
Common Class A [Member]
Quarterly Financial Data [Abstract]
Weighted-average shares of stock outstanding, basic (in shares)	44,580	43,937		43,937		43,394		42,731		42,731		42,731		42,172		41,490		44,259	43,064
Weighted-average shares of stock outstanding, diluted (in dollars per share)	46,279	43,937		46,279		43,394		42,731		42,731		46,310		42,172		41,490		44,259	43,064
Net earnings (loss) per share attributable to Telos Corporation, basic (in dollars per share)	$ 0.01	$ (0.07)		$ 0.05		$ (0.04)		$ (0.07)		$ (0.08)		$ 0.09		$ 0		$ (0.04)		$ (0.04)	$ (0.11)
Net earnings (loss) per share attributable to Telos Corporation, diluted (in dollars per share)	$ 0.01	$ (0.07)		$ 0.04		$ (0.04)		$ (0.07)		$ (0.08)		$ 0.08		$ 0		$ (0.04)		$ (0.04)	$ (0.11)
Common Class B [Member]
Quarterly Financial Data [Abstract]
Weighted-average shares of stock outstanding, basic (in shares)	4,038	4,038		4,038		4,038		4,038		4,038		4,038		4,038		4,038		4,038	4,038
Weighted-average shares of stock outstanding, diluted (in dollars per share)	4,038	4,038		4,038		4,038		4,038		4,038		4,038		4,038		4,038		4,038	4,038
Net earnings (loss) per share attributable to Telos Corporation, basic (in dollars per share)	$ 0.01	$ (0.07)		$ 0.05		$ (0.04)		$ (0.07)		$ (0.08)		$ 0.09		$ 0		$ (0.04)		$ (0.04)	$ (0.11)
Net earnings (loss) per share attributable to Telos Corporation, diluted (in dollars per share)	$ 0.01	$ (0.07)		$ 0.04		$ (0.04)		$ (0.07)		$ (0.08)		$ 0.08		$ 0		$ (0.04)		$ (0.04)	$ (0.11)
CO&D [Member]
Quarterly Financial Data [Abstract]
Revenue				$ 5,600

[1]	Changes in net income are the result of several factors, including seasonality of the government year-end buying season, as well as the nature and timing of other deliverables.
[2]	Net income for the third quarter of 2019 is attributable to $2.6 million in proprietary software sales which carry lower cost of sales.
[3]	Net income for the third quarter of 2018 included $5.6 million of revenue accruals for multiple contracts as a result of several years of cumulative indirect rate adjustments which did not include direct costs in Secure Mobility and Network Management/Defense Enterprise Solutions deliverables.